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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318

                        Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through May 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                  INTERNATIONAL
                                   VALUE FUND

                                      PIIFX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     5/31/08

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             13

Schedule of Investments                                                     15

Financial Statements                                                        32

Notes to Financial Statements                                               39

Approval of Investment Advisory Agreement                                   50

Trustees, Officers and Service Providers                                    55

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, and while the auction rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a flight to quality. In the eleven weeks between the Bear Stearns event and the end of May 2008, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

The Dow Jones Industrial Average and Standard & Poor's 500 Index each fell 4%, and the NASDAQ Composite Index fell 5% over the six-month period ending May 31, 2008. The MSCI EAFE Developed Market Index of international stock markets fell 5%, and the MSCI Emerging Markets Index fell 2% over the same period. The U.S.

Letter

investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2% over the same period.

A weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08
--------------------------------------------------------------------------------

Nearly a year after initial signs that the U.S. subprime mortgage market was headed for troubled waters, global financial markets are still absorbing the fallout. However, while the U.S. credit markets may have been the genesis of a widespread correction in global equity markets, inflation and recession fears have also taken a toll on prices of international stocks, as Christopher Smart, Director of International Investment at Pioneer and lead manager of the Pioneer International Value Fund, discusses in the following interview.

Q:   How did the Fund perform for the first half of its fiscal year?

A: It was a difficult period, with all the major equity indices landing in negative territory for the six months ended May 31, 2008. Pioneer International Value Fund's Class A shares posted a total return of -6.50% at net asset value for the semiannual period, trailing the -4.49% average return for the 217 International Large Cap Core funds in its Lipper category and the -3.21% return for the Morgan Stanley Capital International
     (MSCI) All Country Free Index (excluding the United States) over the same period as well as the -4.82% return of the MSCI Europe, Australasia and Far East Index.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What factors caused the Fund to lag its Lipper peer group and benchmark during the six months ended May 31, 2008?

A: The Japanese market suffered due to delays in political reforms and corporate restructuring during the period, and our decision to overweight investments there further detracted from performance. In addition, the rising value of the Japanese yen on international currency markets diminished profits for companies that generate a large percentage of their profits offshore during the period. The Fund's investments in Nintendo, the manufacturer of the Wii game console, and Toyota Motors, which also suffered in response to higher costs for raw materials and weaker sales in its North

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     American truck division, both suffered from weaker exports during the period.

     The Fund's positions in major financial institutions also hurt results during the period as problems spread throughout the credit markets. One of the more noteworthy detractors during the period was the portfolio's investment in France's Societe Generale, whose problems were compounded when a rogue trader made unauthorized transactions that cost the bank more than $7 billion in losses. Royal Bank of Scotland also declined during the period following its successful bid to acquire the Dutch banking firm ABN Amro. Many analysts believed that its acquisition price exceeded the value of the target assets in the wake of the U.S. mortgage crisis.

     Our decision not to invest in Taiwan during the period, particularly the financial sector, proved disappointing, too. Following a spring election that signaled better relations between Taiwan and China, the Taiwanese stock market rallied. We had resisted investing in this market, because we thought stock prices had already priced in improved political prospects, but we were subsequently proved wrong.

Q: What were some of the companies that contributed to the Fund's performance during the six-month period?

A: The strength of world commodity prices fueled the performance of several holdings during the period, particularly in Brazil and China. Companhia Vale do Rio Doce (CVRD), the Brazilian mining company that is one of the world's largest producers of iron ore, rose, as did Petrobras, Brazil's largest oil producer, which found sizable offshore deposits near Rio de Janiero. In China, Yanzhou Coal Mining, which was added to the portfolio during the period, benefited from surging demand for coal, a major source of power generation there.

     In Europe, our decision not to invest heavily in the health care and telecommunications sectors was prudent, as the two industries lagged other relatively better performing sectors during the period.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                              (continued)
--------------------------------------------------------------------------------

Q: European stocks constitute nearly two-thirds of the Fund's holdings. How did they fare during the period?

A: The performance of the Fund's investments across Europe was mixed. Since the world's financial systems are highly connected, economic or market issues in one country can often take on widespread significance in another. That was the case with European stocks, especially financial holdings, which fell in response to investor nervousness about credit problems brought on by the U.S. subprime mortgage and housing markets.

     Despite those setbacks, the Fund held many European companies that performed well during the period. The metals and mining company Rio Tinto performed well on the back of rising commodity prices. E.On, the German integrated utilities company, benefited from its past acquisitions in Europe and the synergies created from those diverse operations.

Q:   Any notable sales or purchases during the reporting period?

A: We sold Astrazeneca, the European pharmaceutical manufacturer, which faces the looming threat of losing a patent for one of its key products. We also eliminated the U.K. bank Barclay's, which continues to suffer from bank sector write-downs and appeared fully valued at the time of the sale. We think the Mexican brewer and bottler Femsa is facing increased competition and greater risk of declining domestic consumption, and therefore eliminated the position from the portfolio.

     On the acquisition front, we added to the Fund's portfolio Wimm Bill Dann, Russia's largest dairy and baby food producer, which we expect to benefit from growing consumer spending power, as well as Nokia, which has profited from strong mobile handset equipment sales in Emerging Markets and wider profit margins.

Q:   What is your outlook?

A: As we look to the balance of the fiscal year, we believe that international equity markets are likely to remain volatile. However, we believe that at some point, the policy responses of the major central banks, including the U.S. Federal Reserve, will be successful in injecting new liquidity into the global financial system and

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     stabilize the credit markets, which should lead to improving corporate profitability.

     Valuations in Europe and Japan remain quite reasonable even in a global environment of weaker growth prospects. We expect to maintain broad exposure to emerging markets, where domestic demand continues to be strong and corporate balance sheets remain resilient to current market volatility.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/08
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                               18.5%
Industrials                                              16.3%
Consumer Discretionary                                   11.9%
Energy                                                   11.8%
Materials                                                11.1%
Consumer Staples                                          8.4%
Information Technology                                    6.3%
Telecommunication Services                                6.1%
Health Care                                               5.6%
Utilities                                                 4.0%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a bar chart in the printed material]

Japan                                                    20.4%
United Kingdom                                           12.0%
France                                                   11.6%
Switzerland                                               6.7%
Germany                                                   6.5%
People's Republic of China                                4.6%
Brazil                                                    4.6%
Australia                                                 4.4%
Spain                                                     3.4%
Russia                                                    3.2%
Netherlands                                               3.2%
Sweden                                                    2.6%
Singapore                                                 2.3%
United States                                             2.3%
South Korea                                               2.1%
India                                                     2.0%
Hong Kong                                                 1.8%
Mexico                                                    1.6%
Taiwan                                                    1.1%
Other (individually less than 1%)                         3.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Eutelsat Communications SA                                    2.54%
 2.   Royal Dutch Shell Plc                                         2.50
 3.   Broken Hill Proprietary Co., Ltd.                             2.29
 4.   Banco Santander Central Hispano SA                            2.10
 5.   BNP Paribas SA                                                1.87
 6.   Rio Tinto Plc                                                 1.86
 7.   Petrobras Brasileiro (A.D.R.)                                 1.84
 8.   Tele2 Ab (B Shares)                                           1.81
 9.   Companhia Vale do Rio Doce (A.D.R.)                           1.64
10.   Freeport-McMoRan Copper & Gold, Inc. (Class B)                1.60

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   5/31/08   11/30/07
------- --------- ---------
    A    $26.11    $28.12
    B    $23.68    $25.50
    C    $23.45    $25.28

Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/07 - 5/31/08
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A      $0.1899       $  -            $  -
    B      $0.0619       $  -            $  -
    C      $0.1019       $  -            $  -

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) and the MSCI All Country World ex USA Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                     2.76%       2.15%
5 Years                     17.31       15.92
1 Year                      -3.20       -8.77
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                             Gross        Net
                             1.69%       1.69%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

Value of $10,000 Investment

                Pioneer         MSCI
                International   AC World       MSCI
                Value Fund      ex USA Index   EAFE Index
5/98             $9,425         $10,000        $10,000
                 $8,103         $10,432        $10,466
5/00             $9,993         $12,361        $12,290
                 $7,217         $10,211        $10,208
5/02             $6,633          $9,424         $9,257
                 $5,568          $8,407         $8,152
5/04             $6,942         $11,194        $10,842
                 $7,778         $13,140        $12,494
5/06            $10,183         $17,207        $16,087
                $12,778         $22,183        $20,493
5/08            $12,369         $22,858        $20,080

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World ex USA Index measures the performance of developed and emerging market stock markets. MSCI EAFE Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indexes.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) and the MSCI All Country World ex USA Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                              If          If
Period                       Held      Redeemed
10 Years                     1.73%       1.73%
5 Years                     16.13       16.13
1 Year                      -4.05       -7.88
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                             Gross        Net
                             2.55%       2.55%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

Value of $10,000 Investment

                Pioneer         MSCI
                International   AC World       MSCI
                Value Fund      ex USA Index   EAFE Index
5/98            $10,000         $10,000        $10,000
                 $8,520         $10,432        $10,466
5/00            $10,431         $12,361        $12,290
                 $7,449         $10,211        $10,208
5/02             $6,779          $9,424         $9,257
                 $5,623          $8,407         $8,152
5/04             $6,914         $11,194        $10,842
                 $7,669         $13,140        $12,494
5/06             $9,951         $17,207        $16,087
                $12,377         $22,183        $20,493
5/08            $11,876         $22,858        $20,080

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World ex USA Index measures the performance of developed and emerging market stock markets. MSCI EAFE Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indexes.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) and the MSCI All Country World ex USA Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                              If          If
Period                       Held      Redeemed
10 Years                     1.76%       1.76%
5 Years                     16.23       16.23
1 Year                      -3.97       -3.97
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                             Gross        Net
                             2.45%       2.45%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

Value of $10,000 Investment

                Pioneer         MSCI
                International   AC World       MSCI
                Value Fund      ex USA Index   EAFE Index
5/98            $10,000         $10,000        $10,000
                 $8,561         $10,432        $10,466
5/00            $10,437         $12,361        $12,290
                 $7,464         $10,211        $10,208
5/02             $6,761          $9,424         $9,257
                 $5,613          $8,407         $8,152
5/04             $6,892         $11,194        $10,842
                 $7,661         $13,140        $12,494
5/06             $9,947         $17,207        $16,087
                $12,399         $22,183        $20,493
5/08            $11,907         $22,858        $20,080

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World ex USA Index measures the performance of developed and emerging market stock markets. MSCI EAFE Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indexes.

Pioneer International Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on actual returns from December 1, 2007 through May 31, 2008

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 12/1/07

Ending Account Value             $  935.00      $  930.90      $  931.40
(after expenses)
On 5/31/08

Expenses Paid During Period*     $    8.22      $   12.50      $   11.68

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.59% and 2.42%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer International Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2007 through May 31, 2008

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 12/1/07

Ending Account Value             $1,016.50      $1,012.05      $1,012.90
(after expenses)
On 5/31/08

Expenses Paid During Period*     $    8.57      $   13.03      $   12.18

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.59% and 2.42%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
               PREFERRED STOCKS - 1.1%
               Automobiles & Components - 0.7%
               Automobile Manufacturers - 0.7%
    5,740      Porsche AG                                   $  1,069,888
                                                            ------------
               Total Automobiles & Components               $  1,069,888
                                                            ------------
               Utilities - 0.4%
               Multi-Utilities - 0.4%
    4,800      RWE AG                                       $    508,041
                                                            ------------
               Total Utilities                              $    508,041
                                                            ------------
               TOTAL PREFERRED STOCKS
               (Cost $1,295,442)                            $  1,577,929
                                                            ------------
               COMMON STOCKS - 97.2%
               Energy - 11.6%
               Coal & Consumable Fuels - 1.3%
  806,000      Yanzhou Coal Mining*                         $  1,762,075
                                                            ------------
               Integrated Oil & Gas - 7.7%
   26,600      Gazprom (A.D.R.)*                            $  1,606,640
   42,132      Petrobras Brasileiro (A.D.R.)*                  2,546,458
   26,556      Repsol SA                                       1,098,576
   81,200      Royal Dutch Shell Plc (c)                       3,466,712
   25,100      Total SA (b)                                    2,190,002
                                                            ------------
                                                            $ 10,908,388
                                                            ------------
               Oil & Gas Equipment & Services - 1.1%
   29,100      Sbm Offshore NV (c)                          $  1,155,212
    4,200      Technip                                           393,762
                                                            ------------
                                                            $  1,548,974
                                                            ------------
               Oil & Gas Exploration & Production - 1.3%
1,042,300      CNOOC, Ltd.                                  $  1,843,523
                                                            ------------
               Oil & Gas Refining & Marketing - 0.2%
    4,700      Petroplus Holdings AG*                       $    289,097
                                                            ------------
               Total Energy                                 $ 16,352,057
                                                            ------------
               Materials - 10.9%
               Construction Materials - 0.6%
   17,095      CRH Plc                                      $    631,829
    2,900      Holcim, Ltd.                                      271,459
                                                            ------------
                                                            $    903,288
                                                            ------------


The accompanying notes are an integral part of these financial statements.    15

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Diversified Chemical - 1.6%
   15,500      Akzo Nobel*                                  $  1,314,302
   17,000      Nissan Chemical Industries*                       229,247
  171,900      UBE Industries, Ltd.*                             651,457
                                                            ------------
                                                            $  2,195,006
                                                            ------------
               Diversified Metals & Mining - 7.4%
   75,185      BHP Biliton Ltd.                             $  3,172,998
   69,100      Companhia Vale do Rio Doce (A.D.R.)             2,275,463
   19,221      Freeport-McMoRan Copper & Gold, Inc.
               (Class B) (c)                                   2,224,062
   21,461      Rio Tinto Plc                                   2,573,329
   15,000      Sumitomo Metal & Mining*                          253,375
                                                            ------------
                                                            $ 10,499,227
                                                            ------------
               Fertilizers & Agricultural Chemicals - 0.7%
   13,300      Yara International ASA                       $  1,004,843
                                                            ------------
               Industrial Gases - 0.6%
   95,500      Taiyo Nippon Sanso Corp.*                    $    817,343
                                                            ------------
               Total Materials                              $ 15,419,707
                                                            ------------
               Capital Goods - 13.3%
               Aerospace & Defense - 0.5%
   32,000      Bae Systems                                  $    287,230
    7,200      Thales SA (c)                                     450,241
                                                            ------------
                                                            $    737,471
                                                            ------------
               Building Products - 0.9%
   57,800      Asahi Glass Co., Ltd.*                       $    763,452
    5,770      Compagnie de Saint Gobain                         465,288
                                                            ------------
                                                            $  1,228,740
                                                            ------------
               Construction & Engineering - 1.1%
   21,100      Larsen & Toubro, Ltd.*                       $  1,490,582
                                                            ------------
               Construction & Farm Machinery & Heavy Trucks - 3.0%
   32,545      Daewoo Heavy Industries & Machinery, Ltd.*   $  1,481,260
    3,877      Hyundai Heavy Industries*                       1,413,931
   33,100      Komatsu, Ltd.*                                  1,048,253
   21,200      Volvo AB (B Shares)*                              336,453
                                                            ------------
                                                            $  4,279,897
                                                            ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Electrical Component & Equipment - 1.3%
    6,200      Nexans SA*                                   $    845,711
   78,700      Sumitomo Electric*                              1,022,457
                                                            ------------
                                                            $  1,868,168
                                                            ------------
               Heavy Electrical Equipment - 1.9%
   34,500      ABB, Ltd.*                                   $  1,122,212
   97,800      Mitsubishi Electric Corp.*                      1,106,493
    3,500      Vestas Wind Systems*                              481,460
                                                            ------------
                                                            $  2,710,165
                                                            ------------
               Industrial Conglomerates - 3.0%
  198,800      Keppel Corp.                                 $  1,780,350
  104,200      Hutchinson Whampoa. Ltd.                        1,132,049
   14,300      Philips Electronics NV*                           550,527
    6,689      Siemens                                           758,731
                                                            ------------
                                                            $  4,221,657
                                                            ------------
               Industrial Machinery - 0.8%
   22,200      AB SKF                                       $    416,524
   11,400      Gea Group AG*                                     444,211
   19,600      Nabtesco Corp.*                                   292,747
                                                            ------------
                                                            $  1,153,482
                                                            ------------
               Trading Companies & Distributors - 0.8%
   72,400      Itochu Corp.*                                $    841,224
   22,900      Marubeni Corp.*                                   204,106
                                                            ------------
                                                            $  1,045,330
                                                            ------------
               Total Capital Goods                          $ 18,735,492
                                                            ------------
               Transportation - 2.8%
               Air Freight & Couriers - 0.6%
   17,100      Deutsche Post AG                             $    543,601
    7,326      TNT NV                                             94,677
                                                            ------------
                                                            $    838,278
                                                            ------------
               Airlines - 0.2%
   59,100      Ryanair Holdings Plc*                        $    248,650
                                                            ------------
               Marine - 0.3%
   33,000      Kawasaki Kisen Kaisha, Ltd.*                 $    368,366
                                                            ------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Railroads - 1.7%
1,485,000      China Railway Group, Ltd.*(c)                $  1,353,259
      141      East Japan Railway Co.*                         1,089,146
                                                            ------------
                                                            $  2,442,405
                                                            ------------
               Total Transportation                         $  3,897,699
                                                            ------------
               Automobiles & Components - 2.0%
               Automobile Manufacturers - 1.7%
   50,200      Isuzu Motors, Ltd.*                          $    270,361
   41,100      Toyota Motor Co.                                2,095,255
                                                            ------------
                                                            $  2,365,616
                                                            ------------
               Tires & Rubber - 0.3%
    5,700      Compagnie Generale des
                Etablissements Michelin                     $    509,829
                                                            ------------
               Total Automobiles & Components               $  2,875,445
                                                            ------------
               Consumer Durables & Apparel - 1.4%
               Apparel, Accessories & Luxury Goods - 0.3%
    6,400      Cie Financiere Richemont AG*                 $    399,359
                                                            ------------
               Consumer Electronics - 0.7%
   20,200      Sony Corp.*                                  $  1,015,807
                                                            ------------
               Homebuilding - 0.4%
   10,200      Daito Trust Construction Co., Ltd.*          $    525,160
                                                            ------------
               Total Consumer Durables & Apparel            $  1,940,326
                                                            ------------
               Consumer Services - 1.1%
               Casinos & Gaming - 0.3%
   76,300      Ladbrokes Plc*                               $    474,074
                                                            ------------
               Hotels, Resorts & Cruise Lines - 0.6%
    4,300      Accor SA                                     $    328,963
   11,000      Carnival Corp.                                    440,660
                                                            ------------
                                                            $    769,623
                                                            ------------
               Restaurants - 0.2%
   40,400      Compass Group Plc*                           $    300,022
                                                            ------------
               Total Consumer Services                      $  1,543,719
                                                            ------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Media - 4.7%
               Advertising - 1.5%
   36,100      Focus Media Holding, Ltd.*(c)                $  1,454,469
   16,300      Publicis SA*                                      649,184
                                                            ------------
                                                            $  2,103,653
                                                            ------------
               Broadcasting & Cable Television - 2.8%
   36,400      British Sky Broadcasting Plc                 $    391,423
  117,300      Eutelsat Communications                         3,521,634
                                                            ------------
                                                            $  3,913,057
                                                            ------------
               Publishing - 0.4%
   37,400      Informa Plc*                                 $    284,594
   27,682      Reed Elsevier Plc                                 347,824
                                                            ------------
                                                            $    632,418
                                                            ------------
               Total Media                                  $  6,649,128
                                                            ------------
               Retailing - 1.7%
               Apparel Retail - 0.2%
    6,200      Hennes & Mauritz AB                          $    343,228
                                                            ------------
               Department Stores - 1.3%
1,369,000      New World Department Store China*            $  1,394,297
   42,000      Takashimaya Co., Ltd.*                            433,316
                                                            ------------
                                                            $  1,827,613
                                                            ------------
               Internet Retail - 0.2%
    3,900      Japan Petroleum Exploration*                 $    280,480
                                                            ------------
               Total Retailing                              $  2,451,321
                                                            ------------
               Food & Drug Retailing - 2.8%
               Food Retail - 2.5%
   38,200      Jeronimo Martins*                            $    275,885
    6,900      Lawson, Inc.*                                     304,902
   31,800      Seven & I Holdings Co., Ltd.*                     928,806
   41,300      Tesco Plc                                         339,591
   52,300      William Morrison Supermarkets                     302,949
   51,800      Woolworths, Ltd.                                1,373,220
                                                            ------------
                                                            $  3,525,353
                                                            ------------


The accompanying notes are an integral part of these financial statements.    19

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Hypermarkets & Supercenters - 0.3%
    5,100      Carrefour Supermarch                         $    357,556
                                                            ------------
               Total Food & Drug Retailing                  $  3,882,909
                                                            ------------
               Food, Beverage & Tobacco - 4.8%
               Brewers - 0.7%
   57,600      Kirin Holdings Co., Ltd.                     $    953,081
                                                            ------------
               Packaged Foods & Meats - 3.0%
    3,400      Nestle SA                                    $  1,672,048
   34,600      Unilever NV (b)                                 1,130,852
   11,200      Wimm-Bill-Dann*(c)                              1,400,896
                                                            ------------
                                                            $  4,203,796
                                                            ------------
               Tobacco - 1.1%
   18,500      British American Tobacco Plc                 $    691,700
   22,400      Imperial Tobacco Group Plc*                       899,504
                                                            ------------
                                                            $  1,591,204
                                                            ------------
               Total Food, Beverage & Tobacco               $  6,748,081
                                                            ------------
               Household & Personal Products - 0.7%
               Household Products - 0.7%
   10,600      Kao Corp.*                                   $    276,412
   11,800      Reckitt Benckiser Plc                             695,928
                                                            ------------
                                                            $    972,340
                                                            ------------
               Total Household & Personal Products          $    972,340
                                                            ------------
               Health Care Equipment & Services - 1.0%
               Health Care Facilities - 0.5%
   80,400      Southern Cross Healthcare, Ltd.              $    655,948
                                                            ------------
               Health Care Services - 0.3%
    6,900      Fresenius Medical Care AG (c)                $    384,337
                                                            ------------
               Health Care Supplies - 0.2%
   13,000      Miraca Holdings, Inc.*                       $    320,502
                                                            ------------
               Total Health Care Equipment & Services       $  1,360,787
                                                            ------------
               Pharmaceuticals & Biotechnology - 4.5%
               Biotechnology - 0.3%
   12,600      Grifols SA*                                  $    365,824
                                                            ------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Pharmaceuticals - 4.2%
   38,800      Bristol-Myers Squibb Co.                     $    884,252
   31,200      Novartis*                                       1,639,695
    8,334      Roche Holdings AG                               1,436,254
   12,082      Shire Pharmaceuticals Group Plc (A.D.R.)          622,948
   24,000      Takeda Chemical Industries*                     1,394,735
                                                            ------------
                                                            $  5,977,884
                                                            ------------
               Total Pharmaceuticals & Biotechnology        $  6,343,708
                                                            ------------
               Banks - 10.7%
               Diversified Banks - 10.7%
  140,100      Banco Santander Central Hispano SA           $  2,918,115
   25,045      BNP Paribas SA*                                 2,593,751
  100,392      Development Bank of Singapore, Ltd.             1,437,575
   20,200      Dexia                                             476,647
   18,900      Dnb Nor Asa*                                      270,867
      380      Mitsubishi UFJ Financial Group, Inc.*               3,868
   10,200      National Bank of Greece*                          578,382
  303,841      Royal Bank of Scotland Group Plc                1,382,717
    7,048      Societe Generale*(c)                              732,355
      182      Sumitomo Mitsui Financial Group, Inc.*          1,565,202
    9,700      Uniao de Bancos Brasileiros S.A. (Unibanco)
                (G.D.R.)                                       1,521,639
   69,400      Westpac Banking Corp.                           1,543,119
                                                            ------------
                                                            $ 15,024,237
                                                            ------------
               Total Banks                                  $ 15,024,237
                                                            ------------
               Diversified Financials - 3.9%
               Asset Management & Custody Banks - 0.6%
   27,000      Azimut Holding S.p.A.                        $    275,448
   41,413      Man Group Plc                                     509,283
                                                            ------------
                                                            $    784,731
                                                            ------------
               Diversified Capital Markets - 2.1%
   41,521      CS Group                                     $  2,114,350
    8,200      Deutsche Bank AG (c)                              876,054
                                                            ------------
                                                            $  2,990,404
                                                            ------------


The accompanying notes are an integral part of these financial statements.    21

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Investment Banking & Brokerage - 1.2%
  133,000      Daiwa Securities Group, Inc.*                $  1,338,790
   32,400      ICAP Plc                                          395,240
                                                            ------------
                                                            $  1,734,030
                                                            ------------
               Total Diversified Financials                 $  5,509,165
                                                            ------------
               Insurance - 2.8%
               Multi-Line Insurance - 2.6%
    8,200      Allianz AG (c)                               $  1,550,851
   65,000      Aviva Plc                                         811,591
   34,865      AXA                                             1,233,236
                                                            ------------
                                                            $  3,595,678
                                                            ------------
               Reinsurance - 0.2%
    4,300      Swiss Reinsurance, Ltd.                      $    334,291
                                                            ------------
               Total Insurance                              $  3,929,969
                                                            ------------
               Real Estate - 0.8%
               Real Estate Management & Development - 0.8%
   45,701      Mitsui Fudosan Co.*                          $  1,133,154
                                                            ------------
               Total Real Estate                            $  1,133,154
                                                            ------------
               Software & Services - 1.8%
               Application Software - 0.2%
    5,500      Sap AG*                                      $    303,753
                                                            ------------
               Home Entertainment Software - 0.8%
    2,100      Nintendo Corp., Ltd.*                        $  1,165,934
                                                            ------------
               Internet Software & Services - 0.4%
      135      So-Net Entertainment Group*                  $    529,739
                                                            ------------
               IT Consulting & Other Services - 0.4%
    7,100      Cap Gemini SA                                $    483,332
                                                            ------------
               Total Software & Services                    $  2,482,758
                                                            ------------
               Technology Hardware & Equipment - 2.2%
               Communications Equipment - 0.3%
   13,100      Nokia Oyj (c)                                $    372,210
                                                            ------------


22    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Electronic Equipment & Instruments - 1.3%
   15,200      Fuji Photo Film Co., Ltd.*                   $    559,282
   51,300      Hitachi, Ltd.*                                    369,055
   12,200      Hoya Corp.*                                       338,974
   49,100      Yaskawa Electric Corp.                            561,462
                                                            ------------
                                                            $  1,828,773
                                                            ------------
               Office Electronics - 0.6%
   15,900      Canon, Inc.                                  $    860,473
                                                            ------------
               Total Technology Hardware & Equipment        $  3,061,456
                                                            ------------
               Semiconductors - 2.2%
               Semiconductor Equipment - 0.5%
   11,000      Tokyo Electron, Ltd.*                        $    752,135
                                                            ------------
               Semiconductors - 1.7%
  129,452      Hon Hai Precision Industry (G.D.R.)*         $  1,489,980
   62,400      Infineon Technologies AG*                         563,542
   13,300      Sumco Corp.*                                      340,492
                                                            ------------
                                                            $  2,394,014
                                                            ------------
               Total Semiconductors                         $  3,146,149
                                                            ------------
               Telecommunication Services - 6.0%
               Integrated Telecommunication Services - 2.1%
  117,400      Tele2 Ab (B Shares)                          $  2,509,960
   48,500      Telekomunikacja Polska SA                         457,367
                                                            ------------
                                                            $  2,967,327
                                                            ------------
               Wireless Telecommunication Services - 3.9%
   36,300      America Movil (A.D.R.)                       $  2,169,655
      101      KDDI Corp.*                                       700,138
   16,506      Mobile Telesystems (A.D.R.)*                    1,445,926
   88,400      Reliance Communications, Ltd.                   1,220,548
                                                            ------------
                                                            $  5,536,267
                                                            ------------
               Total Telecommunication Services             $  8,503,594
                                                            ------------


The accompanying notes are an integral part of these financial statements.    23

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Utilities - 3.5%
               Electric Utilities - 1.4%
    9,449      E.On AG                                      $  2,008,830
                                                            ------------
               Gas Utilities - 0.4%
  162,200      Tokyo Gas Co., Ltd.*                         $    618,353
                                                            ------------
               Independent Power Producer & Energy Traders - 0.3%
   41,500      International Power Plc*                         $365,310
                                                            ------------
               Multi-Utilities - 1.4%
   48,200      National Grid Plc                            $    712,082
   17,800      Suez Lyonnaise des Eaux                         1,328,711
                                                            ------------
                                                            $  2,040,793
                                                            ------------
               Total Utilities                              $  5,033,286
                                                            ------------
               TOTAL COMMON STOCKS
               (Cost $117,430,600)                          $136,996,487
                                                            ------------
               RIGHTS/WARRANTS - 0.1%
               Energy - 0.0%
               Integrated Oil & Gas - 0.0%
   81,200      Royal Dutch Shell Rights, Expires 6/11/08*   $          -
                                                            ------------
               Oil & Gas Equipment & Services - 0.0%
   29,100      SBM Offshore NV, Expires 6/4/08*             $          -
                                                            ------------
               Total Energy                                 $          -
                                                            ------------
               Food, Beverage & Tobacco - 0.0%
               Packaged Foods & Meats - 0.0%
   34,600      Unilever Rights, Expires 6/19/08*            $          -
                                                            ------------
               Tobacco - 0.1%
   11,200      Imperial Tobacco Group, Expires 6/11/08*     $    110,903
                                                            ------------
               Total Food, Beverage & Tobacco               $    110,903
                                                            ------------
               TOTAL RIGHTS/WARRANTS
               (Cost $139,761)                              $    110,903
                                                            ============


24    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount($)                                                                     Value
              TEMPORARY CASH INVESTMENTS - 9.6%
              Repurchase Agreement - 1.1%
  320,000     Bank of America, 2.25%, dated 5/30/08,
              repurchase price of $320,000 plus accrued
              interest on 6/3/08 collateralized by the following:
                $443,987 Federal National Mortgage
                  Association, 5.0%, 7/1/35
                $14,128 Government National
                  Mortgage Association II, 6.0%, 5/20/38               $    320,000
  320,000     Barclays Plc, 2.25%, dated 5/30/08, repurchase
              price of $320,000 plus accrued interest on
              6/3/08 collateralized by the following:
                $131,148 Freddie Mac Giant, 5.5 - 6.0%,
                  1/1/35 - 2/1/38
                $65,492 Federal National Mortgage
                  Association (ARM), 5.519%, 3/1/36
                $190,793 Federal National Mortgage
                  Association, 4.5 - 5.5%, 12/1/37 - 4/1/38                 320,000
  320,000     Deutsche Bank, 2.35%, dated 5/30/08,
              repurchase price of $320,000 plus accrued
              interest on 6/2/08 collateralized by the following:
                $29,340 Federal National Mortgage Association
                  (ARM), 4.778-5.565%, 6/1/16 - 5/1/37
                $275,023 Freddie Mac Giant, 5.0 - 6.5%,
                  4/1/19 - 6/1/38
                $140,801 U.S Treasury Strip, 0.0%, 8/15/25                  320,000
  320,000     JP Morgan, 2.32%, dated 5/30/08, repurchase
              price of $320,000 plus accrued interest on
              6/2/08 collateralized by $497,560 Federal
              National Mortgage Association, 4.5 - 6.0%,
              4/1/23 - 5/1/36                                               320,000
  320,000     Merrill Lynch, 2.32%, dated 5/30/08, repurchase
              price of $320,000 plus accrued interest on
              6/2/08 collateralized by $324,428 Freddie Mac
              Giant, 5.5 - 6.0%, 5/1/38                                     320,000
                                                                       ------------
                                                                       $  1,600,000
                                                                       ------------


The accompanying notes are an integral part of these financial statements.    25

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount($)                                                                     Value
              Securities Lending Collateral - 0.9% (d)
              Certificates of Deposit:
  254,410     American Express, 2.72, 8/8/08                           $     254,410
  190,427     Bank of America, 2.80%, 8/22/08                                190,427
  190,427     Citibank, 2.85%, 7/29/08                                       190,427
  175,193     Wachovia Bank, 2.82%, 6/9/08                                   175,193
   68,578     Banco Santander NY, 2.80%, 10/7/08                              68,578
  190,652     Banco Santander NY, 3.09%, 12/22/08                            190,652
  190,356     Bank of Nova Scotia, 3.18%, 5/05/09                            190,356
   95,213     Bank of Scotland NY, 2.72%, 8/15/08                             95,213
   95,213     Bank of Scotland NY, 2.73%, 7/11/08                             95,213
   68,458     Bank of Scotland NY, 2.89%, 11/4/08                             68,458
   95,128     Bank of Scotland NY, 3.03%, 9/26/08                             95,128
  342,768     Barclay's Bank, 3.18% 5/27/09                                  342,768
  285,646     Bank Bovespa NY, 2.705%, 8/8/08                                285,646
  190,427     BNP Paribas NY, 2.88%, 7/23/08                                 190,427
  159,959     Calyon NY, 2.64%, 9/29/08                                      159,959
   60,373     Calyon NY, 2.69%, 01/16/09                                      60,373
  114,259     Calyon NY, 2.85%, 8/25/08                                      114,259
  158,054     Commonwealth Bank of Australia NY, 2.63%,
                7/11/08                                                      158,054
  159,959     Deutsche Bank Financial, 2.72%, 7/30/08                        159,959
   76,184     Deutsche Bank Financial, 2.72%, 8/4/08                          76,184
   38,082     Dexia Bank NY, 2.65%, 08/12/08                                  38,082
  156,152     Dexia Bank NY, 2.69%, 8/7/08                                   156,152
  141,034     Dexia Bank NY, 3.37%, 09/29/08                                 141,034
   16,351     Fortis, 3.11%, 09/30/08                                         16,351
   38,075     Fortis, 3.14%, 06/30/08                                         38,075
  348,862     Intesa SanPaolo S.p.A., 2.72%, 5/22/09                         348,862
   63,604     Lloyds Bank, 2.58%, 6/9/08                                      63,604
  166,052     Lloyds Bank, 2.61%, 7/11/08                                    166,052
   95,213     Lloyds Bank, 2.61%, 8/18/08                                     95,213
  129,490     Natixis, 2.83%, 8/4/08                                         129,490
  190,427     NORDEA NY, 2.81%, 8/29/08                                      190,427
   18,243     NORDEA NY, 2.73%, 12/01/08                                      18,243


26    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount($)                                                                     Value
              Securities Lending Collateral - (continued)
   21,994     NORDEA NY, 2.72%, 4/9/09                                 $     21,994
   30,458     Rabobank Nederland NY, 2.37%, 8/29/08                          30,458
  190,431     Rabobank Nederland NY, 2.58%, 6/9/08                          190,431
   95,213     Royal Bank of Canada NY, 2.57%, 7/15/08                        95,213
  114,256     Bank of Scotland NY, 2.7%, 8/1/08                             114,256
  114,356     Bank of Scotland NY, 2.96%, 11/3/08                           114,356
   73,506     Skandinavian Enskilda Bank NY, 2.70%,
                7/17/08                                                      73,506
   37,980     Skandinavian Enskilda Bank NY, 3.06%
                02/13/09                                                     37,980
   22,067     Skandinavian Enskilda Bank NY, 3.18%,
                09/22/08                                                     22,067
  158,054     Svenska Bank NY, 2.55%, 7/11/08                               158,054
   76,172     Svenska Bank NY, 2.70%, 7/17/08                                76,172
  239,938     Toronto Dominion Bank NY, 2.77%, 9/5/08                       239,938
   37,981     Wachovia, 3.62%,10/28/08                                       37,981
                                                                       ------------
                                                                       $  5,775,675
                                                                       ------------
              Commercial Paper:
   75,778     Bank of America, 2.88%, 8/11/08                          $     75,778
   58,397     Bank of America, 2.70%, 8/26/08                                58,397
   56,953     CBA, 2.70%, 7/11/08                                            56,953
  151,469     CBA, 2.88%, 8/1/08                                            151,469
   37,981     Deutsche Bank Financial, 2.72%, 7/9/08                         37,981
   30,434     Deutsche Bank Financial, 2.88%, 6/16/08                        30,434
   38,060     HSBC, 2.72%, 6/9/08                                            38,060
   45,648     HSBC, 2.67%, 6/16/08                                           45,648
   37,931     HSBC, 2.89% 7/21/08                                            37,931
  188,769     HSBC, 2.88%, 9/29/08                                          188,769
  151,529     ING, 2.70%, 8/13/08                                           151,529
   38,069     Lloyds Bank, 2.88%, 6/6/08                                     38,069
  234,685     Macquarie Bank, 2.87%, 6/26/08                                234,685
   38,058     Macquarie Bank, 2.87%, 6/9/08                                  38,058
   56,947     Natixis, 2.87%, 7/10/08                                        56,947
   56,884     Natixis, 2.87%, 7/21/08                                        56,884


The accompanying notes are an integral part of these financial statements.    27

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount($)                                                                     Value
              Securities Lending Collateral - (continued)
   38,060     PARFIN, 2.70%, 6/9/08                                    $     38,060
   46,826     PARFIN, 3.18%, 8/1/08                                          46,826
   38,058     RAB USA, 2.61%, 6/10/08                                        38,058
   75,275     Royal Bank of Scotland, 2.66%, 10/21/08                        75,275
   36,530     Royal Bank of Scotland, 3.00%, 6/12/08                         36,530
  151,421     Societe Generale, 3.18%, 8/22/08                              151,421
   37,985     Societe Generale, 2.98%, 7/2/08                                37,985
   94,752     Societe Generale, 2.93%, 7/30/08                               94,752
   75,764     Societe Generale, 3.18%, 8/5/08                                75,764
   75,777     SVSS NY, 3.18%, 8/11/08                                        75,777
  170,708     Unicredit Group, 2.89%, 7/17/08                               170,708
   70,416     IBM, 3.18%, 2/13/09                                            70,416
  190,427     IBM, 3.18%, 6/26/09                                           190,427
  323,726     WestPac, 3.18%, 6/1/09                                        323,726
                                                                       ------------
                                                                       $  2,723,317
                                                                       ------------
              Mutual Funds:
  228,512     BlackRock Liquidity Money Market Fund, 3.18%             $    228,512
  228,512     Dreyfus Preferred Money Market Fund, 3.18%                    228,512
                                                                       ------------
                                                                       $    457,024
                                                                       ------------
              Tri-party Repurchase Agreements:
  761,708     ABN Amro, 2.2%, 6/2/08                                   $    761,708
  112,935     Barclay's Bank, 2.2% 6/2/08                                   112,935
  380,854     Deutsche Bank, 2.3% 6/2/08                                    380,854
  952,135     Lehman Brothers, 2.2% 6/2/08                                  952,135
  761,708     Merrill Lynch, 2.2% 5/1/08                                    761,708
                                                                       ------------
                                                                       $  2,969,340
                                                                       ------------


28    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount($)                                                                     Value
              Securities Lending Collateral - (continued)
              Other:
  113,693     ABS CFAT 2008-A A1, 2.88%, 12/22/08                      $    113,692
                                                                       ------------
              TOTAL SECURITIES LENDING COLLATERAL                      $ 12,039,048
                                                                       ------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $13,603,135)                                       $ 13,603,135
                                                                       ------------
              TOTAL INVESTMENT IN SECURITIES - 108.0%
              (Cost $132,468,938)(a)(b)                                $152,288,453
                                                                       ------------
              OTHER ASSETS AND LIABILITIES - (8.0)%                    $(11,286,236)
                                                                       ------------
              TOTAL NET ASSETS - 100.0%                                $141,002,218
                                                                       ============

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $133,066,702 was as follows:

           Aggregate gross unrealized gain for all investments in which there is
           an excess of value over tax cost                                             $25,023,618
           Aggregate gross unrealized loss for all investments in which there is
           an excess of tax cost over value                                              (5,801,866)
                                                                                        -----------
           Net unrealized gain                                                          $19,221,752
                                                                                        ===========


The accompanying notes are an integral part of these financial statements.    29

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(b) Distributions of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

       Japan                                     20.4%
       United Kingdom                            12.0
       France                                    11.6
       Switzerland                                6.7
       Germany                                    6.5
       People's Republic of China                 4.6
       Brazil                                     4.6
       Australia                                  4.4
       Spain                                      3.4
       Russia                                     3.2
       Netherlands                                3.2
       Sweden                                     2.6
       Singapore                                  2.3
       United States                              2.3
       South Korea                                2.1
       India                                      2.0
       Hong Kong                                  1.8
       Mexico                                     1.6
       Taiwan                                     1.1
       Other (individually less than 1%)          3.6
                                                -----
                                                100.0%
                                                =====

(c)      At May 31, 2008, the following securities were out on loan:

        Shares   Description                                              Value
      12,000     Suez SA                                            $   853,700
      34,000     AXA SA                                               1,244,061
      93,000     Focus Media Holding, Ltd.*                           1,982,537
      15,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)       1,660,800
      15,000     Credit Suisse Group                                  1,870,093
      10,000     Nokia Oyj                                              295,334
      10,000     Azimut Holdings S.p.A.                                 270,243
     419,500     China Railway Group, Ltd.*                             407,484
       9,000     Societe Generale*                                    1,798,708
                                                                    -----------
                 Total                                              $10,382,960
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2008 aggregated $93,751,183 and $97,304,003, respectively.

(d)      Securities lending collateral is managed by Credit Suisse.


30    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund's assets:

                                                    Investments      Other Financial
Valuation Inputs                                   in Securities       Instruments
------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $ 17,275,521      $       -
Level 2 - Other Significant Observable Inputs      135,012,933              -
Level 3 - Significant Unobservable Inputs                    -              -
                                                  ------------      ---------
Total                                             $152,288,454      $       -
                                                  ============      =========


The accompanying notes are an integral part of these financial statements.    31

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $10,382,960) (cost $132,468,938)                              $ 152,288,453
  Cash                                                                  202,949
  Foreign currencies, at value (cost $2,147)                              2,164
  Receivables -
    Investment securities sold                                           18,505
    Fund shares sold                                                     17,862
    Dividends, interest and foreign taxes withheld                      778,124
    Due from Pioneer Investment Management, Inc.                         21,869
  Other                                                                  41,874
                                                                  -------------
     Total assets                                                 $ 153,371,800
                                                                  -------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                       $     201,412
    Upon return of securities loaned                                 12,003,135
  Due to affiliates                                                      74,008
  Accrued expenses                                                       81,450
  Reserve for repatriation taxes                                          9,577
                                                                  -------------
     Total liabilities                                            $  12,369,582
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 138,320,907
  Undistributed net investment income                                   947,595
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (18,070,045)
  Net unrealized gain on investments                                 19,809,938
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                           (6,177)
                                                                  -------------
     Total net assets                                             $ 141,002,218
                                                                  =============
NET ASSET VALUE PER SHARE:
No par value (Unlimited number of shares authorized)
  Class A (based on $113,705,882/4,355,572 shares)                $       26.11
                                                                  =============
  Class B (based on $14,072,069/594,337 shares)                   $       23.68
                                                                  =============
  Class C (based on $13,224,267/563,976 shares)                   $       23.45
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($26.11 [divided by] 94.25%)                            $       27.70
                                                                  =============


32    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $304,943)       $  2,297,657
  Interest                                                          26,086
  Income from securities loaned, net                                32,651
                                                              ------------
     Total investment income                                                      $  2,356,394
                                                                                  ------------
EXPENSES:
  Management fees                                             $    617,076
  Transfer agent fees and expenses
   Class A                                                         239,586
   Class B                                                          36,767
   Class C                                                          21,008
  Distribution fees
   Class A                                                         140,943
   Class B                                                          77,279
   Class C                                                          70,379
  Administrative fees                                               16,334
  Custodian fees                                                    59,044
  Registration fees                                                 34,343
  Professional fees                                                 46,041
  Printing expense                                                  19,627
  Fees and expenses of nonaffiliated trustees                        3,754
  Miscellaneous                                                     24,616
                                                              ------------
     Total expenses                                                               $  1,406,797
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                     (49,059)
     Less fees paid indirectly                                                          (6,138)
                                                                                  ------------
     Net expenses                                                                 $  1,351,600
                                                                                  ------------
       Net investment income                                                      $  1,004,794
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments (net of foreign capital gain taxes of $942)    $  2,763,869
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                (281,568)       $  2,482,301
                                                              ------------        ------------
  Change in net unrealized loss on:
   Investments (net decrease in reserve for capital gains
     taxes of $27,752)                                        $(15,499,825)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 (26,121)       $(15,525,946)
                                                              ------------        ------------
  Net loss on investments and foreign currency transactions                       $(13,043,645)
                                                                                  ------------
  Net decrease in net assets resulting from operations                            $(12,038,851)
                                                                                  ============


The accompanying notes are an integral part of these financial statements.    33

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08 and the Year Ended 11/30/07

                                                        Six Months
                                                         Ended
                                                         5/31/08         Year Ended
                                                       (unaudited)        11/30/07
FROM OPERATIONS:
Net investment income                                 $   1,004,794    $   1,028,895
Net realized gain on investments and foreign
  currency transactions                                   2,482,301       21,938,030
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                     (15,525,946)       3,175,453
                                                      -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                  $ (12,038,851)   $  26,142,378
                                                      -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.19 and $0.10 per share,
     respectively)                                    $    (898,147)   $    (539,539)
    Class B ($0.06 and $0.00 per share,
     respectively)                                          (46,117)               -
    Class C ($0.10 and $0.00 per share,
     respectively)                                          (68,577)               -
    Class R ($0.00 and $0.08 per share,
     respectively)                                                -           (1,837)
                                                      -------------    -------------
     Total distributions to shareowners               $  (1,012,841)   $    (541,376)
                                                      =============    =============
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $  13,569,168    $  36,563,825
Reinvestment of distributions                               894,968          459,801
Cost of shares repurchased                              (28,721,996)     (63,824,155)
                                                      -------------    -------------
    Net decrease in net assets resulting from Fund
     share transactions                               $ (14,257,860)   $ (26,800,529)
                                                      -------------    -------------
    Net decrease in net assets                        $ (27,309,552)   $  (1,199,527)
NET ASSETS:
Beginning of period                                   $ 168,311,770    $ 169,511,297
                                                      -------------    -------------
End of period                                         $ 141,002,218    $ 168,311,770
                                                      =============    =============
Undistributed net investment income                   $     947,595    $     955,642
                                                      =============    =============


34    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           '08 Shares     '08 Amount       '07 Shares     '07 Amount
                           (unaudited)    (unaudited)
CLASS A
Shares sold                    365,793    $  9,456,492         837,069    $ 22,457,061
Reinvestment of
  distributions                 28,878         790,913          18,649         457,987
Less shares repurchased       (778,530)    (19,684,348)     (2,063,585)    (53,754,836)
                          ------------    ------------    ------------    ------------
    Net decrease              (383,859)   $ (9,436,943)     (1,207,867)   $(30,839,788)
                          ============    ============    ============    ============
CLASS B
Shares sold                     95,121    $  2,226,542         302,189    $  7,472,127
Reinvestment of
  distributions                  1,728          43,078               -               -
Less shares repurchased       (230,306)     (5,185,966)       (273,514)     (6,459,235)
                          ------------    ------------    ------------    ------------
    Net increase
     (decrease)               (133,457)   $ (2,916,346)         28,675    $  1,012,892
                          ============    ============    ============    ============
CLASS C
Shares sold                     79,877    $  1,886,134         269,474    $  6,611,476
Reinvestment of
  distributions                  2,471          60,977               -               -
Less shares repurchased       (170,608)     (3,851,682)       (126,994)     (3,011,604)
                          ------------    ------------    ------------    ------------
    Net increase
     (decrease)                (88,260)   $ (1,904,571)        142,480    $  3,599,872
                          ============    ============    ============    ============
CLASS R*
Shares sold                                                        955    $     23,161
Reinvestment of
  distributions                                                     74           1,814
Less shares repurchased                                        (24,166)       (598,480)
                                                          ------------    ------------
    Net decrease                                               (23,137)   $   (573,505)
                                                          ============    ============

* Class R shares ceased operations on February 1, 2007.


The accompanying notes are an integral part of these financial statements.    35

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended
                                                 5/31/08     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                        (unaudited)    11/30/07     11/30/06     11/30/05     11/30/04     11/30/03
Net asset value, beginning of period            $   28.12    $   23.98    $   19.08    $   16.76    $   13.72    $   11.86
                                                ---------    ---------    ---------    ---------    ---------    ---------
Increase from investment operations:
 Net investment income (loss)                   $    0.21    $    0.22    $    0.12    $    0.12    $    0.04    $    0.01
 Net realized and unrealized gain on
  investments and foreign currency
  transactions                                      (2.03)        4.02         4.84         2.20         3.00         1.85
                                                ---------    ---------    ---------    ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                   $   (1.82)   $    4.24    $    4.96    $    2.32    $    3.04    $    1.86
                                                ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareowners:
 Net investment income                          $   (0.19)   $   (0.10)   $   (0.06)   $       -    $       -    $       -
                                                ---------    ---------    ---------    ---------    ---------    ---------
Redemption fee                                  $       -    $       -    $       -            -(a)         -            -
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net asset value      $   (2.01)   $    4.14    $    4.90    $    2.32    $    3.04    $    1.86
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                  $   26.11    $   28.12    $   23.98    $   19.08    $   16.76    $   13.72
                                                =========    =========    =========    =========    =========    =========
Total return*                                       (6.50)%      17.73%       26.07%       13.84%       22.16%       15.68%
Ratio of net expenses to average net assets+         1.71%**      1.68%        1.71%        1.70%        1.82%        2.36%
Ratio of net investment income to average
 net assets+                                         1.56%**      0.76%        0.52%        0.61%        0.28%        0.08%
Portfolio turnover rate                               131%**        81%          98%         111%         122%         101%
Net assets, end of period (in thousands)        $ 113,706    $ 133,264    $ 142,645    $ 128,426    $ 125,880    $ 107,260
Ratios with no waiver of fees and assumption
 of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                        1.79%**      1.68%        1.79%        1.88%        1.99%        2.35%
 Net investment income                               1.48%**      0.76%        0.44%        0.43%        0.11%        0.09%
Ratios with waiver of fees and assumption
 of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                        1.70%**      1.66%        1.70%        1.70%        1.82%        2.36%
 Net investment income                               1.57%**      0.78%        0.53%        0.61%        0.28%        0.08%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.


36    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended
                                                 5/31/08     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                               (unaudited)    11/30/07     11/30/06     11/30/05     11/30/04     11/30/03
CLASS B
Net asset value, beginning of period            $   25.50    $   21.86    $   17.49    $   15.49    $   12.86    $   11.25
                                                ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                   $    0.09    $   (0.02)   $   (0.07)   $   (0.04)   $   (0.15)   $   (0.15)
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                      (1.85)        3.66         4.44         2.04         2.78         1.76
                                                ---------    ---------    ---------    ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                   $   (1.76)   $    3.64    $    4.37    $    2.00    $    2.63    $    1.61
                                                ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareowners:
 Net investment income                          $   (0.06)   $       -    $       -    $       -    $       -    $       -
                                                ---------    ---------    ---------    ---------    ---------    ---------
Redemption fee                                  $       -    $       -    $       -(a) $       -(a) $       -    $       -
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net asset value      $   (1.82)   $    3.64    $    4.37    $    2.00         2.63    $    1.61
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                  $   23.68    $   25.50    $   21.86    $   17.49    $   15.49    $   12.86
                                                =========    =========    =========    =========    =========    =========
Total return*                                       (6.91)%      16.65%       24.99%       12.91%       20.45%       14.31%
Ratio of net expenses to average net assets+         2.61%**      2.55%        2.62%        2.57%        3.15%        3.55%
Ratio of net investment income (loss) to
 average net assets+                                 0.55%**     (0.12)%      (0.41)%      (0.25)%      (1.04)%      (1.12)%
Portfolio turnover rate                               131%**        81%          98%         111%         122%         101%
Net assets, end of period (in thousands)        $  14,072    $  18,562    $  15,282    $  14,205    $  14,051    $  14,138
Ratios with no waiver of fees and assumption
 of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                        2.61%**      2.55%        2.76%        2.96%        3.14%        3.54%
 Net investment income (loss)                        0.55%**     (0.12)%      (0.55)%      (0.64)%      (1.03)%      (1.11)%
Ratios with waiver of fees and assumption
 of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                        2.59%**      2.52%        2.60%        2.56%        3.15%        3.55%
 Net investment income (loss)                        0.57%**     (0.09)%      (0.39)%      (0.24)%      (1.04)%      (1.12)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.


The accompanying notes are an integral part of these financial statements.    37

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended
                                                 5/31/08     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                               (unaudited)    11/30/07     11/30/06     11/30/05     11/30/04     11/30/03
CLASS C
Net asset value, beginning of period            $   25.28    $   21.64    $   17.30    $   15.32    $   12.71    $   11.11
                                                ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                   $    0.10    $   (0.01)   $   (0.06)   $   (0.04)   $   (0.12)   $   (0.11)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                      (1.83)        3.65         4.40         2.02         2.73         1.71
                                                ---------    ---------    ---------    ---------    ---------    ---------
  Net increase (decrease) from
   investment operations                        $   (1.73)   $    3.64    $    4.34    $    1.98    $    2.61    $    1.60
                                                ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareowners:
 Net investment income                          $   (0.10)   $       -    $       -    $       -    $       -    $       -
                                                ---------    ---------    ---------    ---------    ---------    ---------
Redemption fee                                  $       -    $       -    $       -(a) $       -(a) $       -    $       -
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net asset value      $   (1.83)   $    3.64    $    4.34    $    1.98    $    2.61    $    1.60
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                  $   23.45    $   25.28    $   21.64    $   17.30    $   15.32    $   12.71
                                                =========    =========    =========    =========    =========    =========
Total return*                                       (6.86)%      16.82%       25.09%       12.92%       20.54%       14.40%
Ratio of net expenses to average net assets+         2.43%**      2.45%        2.54%        2.57%        3.12%        3.41%
Ratio of net investment income (loss) to
 average net assets+                                 0.78%**      0.00%(b)    (0.35)%      (0.26)%      (1.00)%      (0.96)%
Portfolio turnover rate                               131%**        81%          98%         111%         122%         101%
Net assets, end of period (in thousands)        $  13,224    $  16,486    $  11,030    $   8,826    $   6,872    $   4,403
Ratios with no waiver of fees and assumption
 of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                        2.43%**      2.45%        2.54%        2.79%        3.12%        3.40%
 Net investment income (loss)                        0.78%**      0.00%(b)    (0.35)%      (0.48)%      (1.00)%      (0.96)%
Ratios with waiver of fees and assumption
 of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                        2.42%**      2.44%        2.54%        2.57%        3.12%        3.41%
 Net investment income (loss)                        0.79%**      0.01%       (0.33)%      (0.26)%      (1.00)%      (0.96)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.
(b)  Amount rounds to less than 0.01%.


38    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer International Value Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Class R shares were first publicly offered on April 1, 2003 and ceased operations on February 1, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fee rates, and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and are reported net of foreign taxes on capital gains at the applicable country rates.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     countries. During the six months ended May 31, 2008, the Fund paid no such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2008, the Fund had $27,752 in tax reserves related to capital gains.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2007, the Fund had a net capital loss carryforward of $19,954,582 of which the following amounts will expire in 2010 and 2011 if not utilized: $6,973,661 in 2010 and $12,980,921 in 2011.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended November 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                              $ 541,376
                                                             ---------
  Total                                                      $ 541,376
                                                             =========
--------------------------------------------------------------------------------

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of accumulated losses on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                $     955,642
Capital loss carryforward                                      (19,954,582)
Unrealized appreciation                                         34,731,943
                                                             -------------
  Total                                                      $  15,733,003
                                                             =============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $17,952 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2008.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

G.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average net assets up to $500 million and 0.75% of the excess over $500 million. For the six months ended May 31, 2008, the management fee was equivalent to a rate of 0.85% of average daily net assets.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.70%, 2.60% and 2.60%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2011 for Class A and through April 1, 2009 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,734 in management fees, administrative costs and certain other expenses payable to PIM at May 31, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $64,222 in transfer agent fees payable to PIMSS at May 31, 2008.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the funds average net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. For the Period from November 1, 2002 through January 31, 2007, PFD was reimbursed under the Plan of Distribution for distribution expense in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,052 in distribution fees payable to PFD at May 31, 2008.

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2008, CDSCs in the amount of $9,598 were paid to PFD.

Prior to September 1, 2006, the Fund charged a 2.0% redemption fee on each class of shares sold within 30 days of purchase. Effective August 31, 2006, this redemption fee is no longer charged.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2008, the Fund's expenses were reduced by $6,138 under such arrangements.

6.   Forward Foreign Currency Contracts

During the six months ended May 31, 2008, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2008, the Fund had no outstanding portfolio hedges and forward currency settlement contracts.

7.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2008, the Fund had no borrowings under this agreement.

8.   New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

------------------------------------------------------------------------------------
                                                                           Broker
                                 For            Withhold      Abstain     Non-Votes
------------------------------------------------------------------------------------
Proposal 1 - To elect Trustees
  John F. Cogan, Jr.           3,271,539.474     134.051.143     91.890      0
  Daniel K. Kingsbury          3,279,251.431     126,339.186     91.890      0
  David R. Bock                3,279,251.431     126,339.186     91.890      0
  Mary K. Bush                 3,259,444.519     146,146.098     91.890      0
  Benjamin M. Friedman         3,260,693.834     144,896.783     91.890      0
  Margaret B.W. Graham         3,259,660.834     145,929.783     91.890      0
  Thomas J. Perna              3,279,342.772     126,247.845     91.890      0
  Marguerite A. Piret          3,259,660.834     145,929.783     91.890      0
  Stephen K. West              3,296,893.857     108,696.760     91.890      0
  John Winthrop                3,297,167.809     108,422.808     91.890      0
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                           Broker
                                 For            Against       Abstain     Non-Votes
--------------------------------------------------------------------------------------
Proposal 2 - To approve an
Agreement and Plan of
Reorganization                 2,717,571.482     91,472.789   51,542.235   545,096.000
--------------------------------------------------------------------------------------

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                    (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                           Broker
                                 For            Against       Abstain     Non-Votes
--------------------------------------------------------------------------------------
Proposal 3A - To approve
changes to the Fund's
fundamental investment policy
relating to borrowing          2,640,703.300    129,868.525   90,014.682   545,096.000
Proposal 3B - To approve
changes to the Fund's
fundamental investment policy
relating to underwriting       2,678,916.845    127,199.288   54,470.374   545,096.000
Proposal 3C - To approve
changes to the Fund's
fundamental investment policy
relating to lending            2,673,002.649    136,533.669   51,050.189   545,096.000
Proposal 3D - To approve
changes to the Fund's
fundamental investment policy
relating to senior securities  2,682,260.707    127,621.611   50,704.189   545,096.000
Proposal 3E - To approve
changes to the Fund's
fundamental investment policy
relating to real estate        2,698,840.178    109,113.358   52,632.971   545,096.000
Proposal 3F - To approve
changes to the Fund's
fundamental investment policy
relating to commodities        2,678,669.901    129,021.598   52,895.008   545,096.000
Proposal 3G - To approve
changes to the Fund's
fundamental investment policy
relating to concentration      2,680,825.434    127,742.651   52,018.422   545,096.000
Proposal 3H - To approve
changes to the Fund's
fundamental investment policy
relating to diversification    2,716,695.678     93,043.230   50,847.599   545,096.000
Proposal 3I - To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                    2,671,670.325    136,284.152   52,632.030   545,096.000
Proposal 3O - To approve
changes to the Fund's
fundamental investment policy
relating to pledging or
guaranteeing assets            2,655,241.446    153,863.042   51,482.019   545,096.000
--------------------------------------------------------------------------------------

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                           Broker
                                 For            Against       Abstain     Non-Votes
--------------------------------------------------------------------------------------
Proposal 4 - To approve an
Amended and Restated
Management Agreement
with PIM                       2,724,046.215     86,673.764   49,866.528   545,096.000
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                           Broker
                                 For            Against       Abstain     Non-Votes
--------------------------------------------------------------------------------------
Proposal 5 - To approve a
policy allowing the appointment
of unaffiliated sub-advisers and
amendments to sub-advisory
agreements without
shareholder approval           2,610,773.498   161,774.869    88,038.140   545,096.000
--------------------------------------------------------------------------------------

Pioneer International Value Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007 and in the third quintile of its Morningstar category for the three, five and ten year

Pioneer International Value Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group and discussed with PIM the Fund's small average account size and the transaction costs associated with an international fund. The Trustees also considered that PIM had contractually agreed to limit ordinary operating expenses for the Fund. It was noted that PIM was not managing any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Pioneer International Value Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

Pioneer International Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer
Margaret B.W. Graham                         Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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58
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60

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.